AMOUNTS DUE TO A RELATED COMPANY AND DIRECTORS (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Due to related party		$ 0	$ 22,840
Amounts due to directors	$ 245,196	199,949	83,377
Directors [Member]
Due to related party		0	22,840
Amounts due to directors		$ 199,949	$ 83,377